SIGNIFICANT ACCOUNTING POLICIES - Advertising and Promotional Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
SIGNIFICANT ACCOUNTING POLICIES
Advertising and promotional expense	$ 1,327	$ 1,290	$ 1,307